OTHER INFORMATION (Details) € / shares in Units, € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€) € / shares shares
Share options [member]
IfrsStatementLineItems [Line Items]
Total Rights assigned to the beneficiaries	959,522
Fair value of the LTIP in USD | €	€ 1,761,940
Weighted average price in USD | € / shares	€ 1.84
Options granted during the period	95,952
Options exercised during the period
Options outstanding	95,952
Exercisable
Restricted Shares [Member]
IfrsStatementLineItems [Line Items]
Total Rights assigned to the beneficiaries	928,382
Fair value of the LTIP in USD | €	€ 4,304,117
Weighted average price in USD | € / shares	€ 4.64
Options granted during the period	92,838
Options exercised during the period
Options outstanding	92,838
Exercisable
Deferred Payments Right [Member]
IfrsStatementLineItems [Line Items]
Total Rights assigned to the beneficiaries
Fair value of the LTIP in USD | €	€ 4,167,407
Weighted average price in USD | € / shares
Options granted during the period	38,251
Options exercised during the period
Options outstanding	38,251
Exercisable